Warrants and Derivative Liabilities (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Class of Warrant or Right [Line Items]
Amount Vested and Outstanding	24,830,750	25,143,250
Pre 2015 Common Stock Warrants
Class of Warrant or Right [Line Items]
Exercise Price	$ 1.00	$ 1.00
Amount Vested and Outstanding	4,000,000	4,000,000
Pre 2015 Common Stock Warrants | Minimum
Class of Warrant or Right [Line Items]
Term (Years)	6 years	6 years
Pre 2015 Common Stock Warrants | Maximum
Class of Warrant or Right [Line Items]
Term (Years)	10 years	10 years
2015 Common Stock Warrants
Class of Warrant or Right [Line Items]
Amount Vested and Outstanding	442,000	442,000
2015 Common Stock Warrants | Minimum
Class of Warrant or Right [Line Items]
Exercise Price	$ 1.15	$ 1.15
Term (Years)	5 years	5 years
2015 Common Stock Warrants | Maximum
Class of Warrant or Right [Line Items]
Exercise Price	$ 5.00	$ 5.00
Term (Years)	10 years	10 years
Common Stock Warrants to Series B Stockholders
Class of Warrant or Right [Line Items]
Exercise Price	$ 0.00	$ 0.00
Term (Years)	5 years	5 years
Amount Vested and Outstanding	718,750	1,031,250
2016 Common Stock Warrants to Service Providers
Class of Warrant or Right [Line Items]
Exercise Price	$ 1.15	$ 1.15
Term (Years)	10 years	10 years
Amount Vested and Outstanding	40,000	40,000
2016 Series C Common Stock Warrants to Placement Agent
Class of Warrant or Right [Line Items]
Exercise Price	$ 0.40	$ 0.40
Term (Years)	5 years	5 years
Amount Vested and Outstanding	125,000	125,000
2017 Series D Common Stock Warrants to Placement Agent
Class of Warrant or Right [Line Items]
Exercise Price	$ 0.25	$ 0.25
Term (Years)	5 years	5 years
Amount Vested and Outstanding	480,000	480,000
2017 Common Stock Warrants to Service Provider
Class of Warrant or Right [Line Items]
Exercise Price	$ 0.41	$ 0.41
Term (Years)	5 years	5 years
Amount Vested and Outstanding	125,000	125,000
2018 Emerald Financing Warrants
Class of Warrant or Right [Line Items]
Exercise Price	$ 0.10	$ 0.10
Term (Years)	5 years	5 years
Amount Vested and Outstanding	3,400,000	3,400,000
Emerald Multi-Draw Credit Agreement Warrants
Class of Warrant or Right [Line Items]
Exercise Price	$ 0.50	$ 0.50
Term (Years)	5 years	5 years
Amount Vested and Outstanding	7,500,000	7,500,000
2019 Common Stock Warrants
Class of Warrant or Right [Line Items]
Exercise Price	$ 0.35	$ 0.35
Term (Years)	5 years	5 years
Amount Vested and Outstanding	8,000,000	8,000,000